Remuneration of the Company's key management personnel	12 Months Ended
Dec. 31, 2021
Remuneration of the Company's key management personnel
Remuneration of the Company's key management personnel

18. Remuneration of the Company’s key management personnel

Total remuneration of key management personnel

Remuneration of the Company’s key management personnel was as follows in fiscal 2021:

	Management	Supervisory
Remuneration of key management in 2021	Board	Board
	EUR k	EUR k
Short-term benefits	3,098	646
Share-based payments	12,673	566
Total	15,771	1,212

Remuneration of the Company’s key management personnel was as follows in fiscal 2020:

	Management	Supervisory
Remuneration of key management in 2020	Board	Board
	EUR k	EUR k
Short-term benefits	3,840	557
Share-based payments	7,287	—
Total	11,127	557

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.